UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22527

FEG ABSOLUTE ACCESS FUND I LLC

Name of Registrant

201 E. Fifth Street, Suite 1600

Cincinnati, OH 45202

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “1940 Act”).

(1) Title of class of securities of FEG Absolute Access Fund I LLC (the “Fund”) to be redeemed:

Limited liability company interests (“Interests”)

(2) Date on which the securities are to be redeemed:

As of May 31, 2019

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Interests are to be redeemed pursuant to Section 4.4(c)(1) of the Fund’s Second Amended and Restated Limited Liability Company Operating Agreement, which provides that the Fund may redeem Interests if, such units have been transferred or such units have vested in any person by operation of law as a result of the death, dissolution, bankruptcy, or incompetency of a Member.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of units and the basis upon which the securities to be called or redeemed are to be selected:

This filing is being made to allow a redemption from the Fund due to the death of a member and the beneficiaries of the account not qualifying as accredited investors. The Fund intends to redeem 100% of the deceased member's units of 54.75 as of May 31, 2019, or as soon as possible thereafter to allow for completion of materials.

SIGNATURE

Pursuant to Rule 23c-2 under the 1940 Act, the registrant has caused this notification to be duly executed on its behalf in the City of Cincinnati and the State of Ohio on the 25th day of April 2019.

FEG ABSOLUTE ACCESS FUND I LLC

/s/ Kevin Conroy
Name: Kevin Conroy
Title: President